Schedule of Investments (unaudited)
June 30, 2023
BlackRock 60/40 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 61.6%
BlackRock Emerging Markets Fund, Inc., Class K	2,663,823	$ 63,931,751
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	6,969,539	130,887,938
iShares Core S&P 500 ETF	570,623	254,332,377
iShares MSCI EAFE Growth ETF(b)	1,087,463	103,754,845
iShares MSCI EAFE Value ETF	1,461,564	71,528,942
iShares MSCI U.S.A. Min Vol Factor ETF	424,163	31,528,036
iShares MSCI U.S.A. Quality Factor ETF	904,215	121,951,477
iShares U.S. Infrastructure ETF	357,699	13,978,877
iShares U.S. Technology ETF(b)	496,308	54,033,052
		845,927,295
Fixed-Income Funds — 38.2%
BlackRock U.S. Mortgage Portfolio	4,387,155	38,738,579
iShares 10-20 Year Treasury Bond ETF	409,211	45,328,302
iShares 1-3 Year Treasury Bond ETF(b)	694,519	56,311,601
iShares Core Total USD Bond Market ETF	3,345,701	152,129,024
iShares JPMorgan USD Emerging Markets Bond ETF(b)	173,556	15,019,536
Master Total Return Portfolio	$ 217,910,302	217,910,302
		525,437,344
Total Long-Term Investments — 99.8% (Cost: $1,289,587,875)		1,371,364,639
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.98%(a)(c)	2,255,021	$ 2,255,021
SL Liquidity Series, LLC, Money Market Series, 5.28%(a)(c)(d)	39,831,361	39,831,361
Total Short-Term Securities — 3.1% (Cost: $42,089,670)		42,086,382
Total Investments — 102.9% (Cost: $1,331,677,545)		1,413,451,021
Liabilities in Excess of Other Assets — (2.9)%		(39,773,531)
Net Assets — 100.0%		$ 1,373,677,490
(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares/ Investment Value Held at 06/30/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Emerging Markets Fund, Inc., Class K	$ —	$ 71,067,535	$ (6,501,289)	$ (499,131)	$ (135,364)	$ 63,931,751	2,663,823	$ —	$ —
BlackRock Equity Dividend Fund, Class K(a)	24,520,041	1,797,243	(28,818,161)	(2,294,306)	4,795,183	—	—	243,103	1,030,016
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,908,909	346,112(b)	—	—	—	2,255,021	2,255,021	72,413	—
BlackRock Strategic Income Opportunities Portfolio, Class K(a)	37,270,836	40,661,875	(78,126,260)	(1,515,778)	1,709,327	—	—	1,398,161	650,016

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock 60/40 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares/ Investment Value Held at 06/30/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Sustainable Advantage Large Cap Core Fund, Class K	$ —	$ 142,987,033	$ (25,794,825)	$ (262,759)	$ 13,958,489	$ 130,887,938	6,969,539	$ —	$ —
BlackRock U.S. Mortgage Portfolio	—	39,124,721	(662,014)	(9,618)	285,490	38,738,579	4,387,155	1,007,076	6,790
iShares 10-20 Year Treasury Bond ETF	46,062,426	12,115,301	(13,788,931)	(3,600,006)	4,539,512	45,328,302	409,211	1,255,221	—
iShares 1-3 Year Treasury Bond ETF	—	57,643,116	(513,243)	(1,163)	(817,109)	56,311,601	694,519	385,938	—
iShares Convertible Bond ETF(a)	12,849,574	380,417	(13,657,695)	(159,574)	587,278	—	—	119,277	—
iShares Core S&P 500 ETF	—	222,306,121	(6,786,541)	(10,636)	38,823,433	254,332,377	570,623	2,341,525	—
iShares Core S&P Small-Cap ETF(a)	22,776,731	521,844	(24,633,648)	(1,493,739)	2,828,812	—	—	82,355	—
iShares Core S&P Total U.S. Stock Market ETF(a)	273,943,793	4,321,956	(295,593,951)	42,834,577	(25,506,375)	—	—	710,518	—
iShares Core Total USD Bond Market ETF	102,548,559	87,323,399	(39,538,594)	(1,828,993)	3,624,653	152,129,024	3,345,701	2,662,512	—
iShares ESG Aware MSCI U.S.A. ETF(a)	162,153,076	3,239,381	(177,087,436)	27,925,502	(16,230,523)	—	—	487,833	—
iShares Fallen Angels USD Bond ETF(a)	30,407,349	640,110	(31,759,478)	(5,893,828)	6,605,847	—	—	320,384	—
iShares GSCI Commodity Dynamic Roll Strategy ETF(a)	11,729,091	2,429,789	(11,445,604)	(1,818,690)	(894,586)	—	—	2,776,373	—

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock 60/40 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares/ Investment Value Held at 06/30/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares JPMorgan USD Emerging Markets Bond ETF	$ —	$ 38,935,606	$ (23,300,268)	$ (599,579)	$ (16,223)	$ 15,019,536	173,556	$ 485,095	$ —
iShares MSCI EAFE Growth ETF	59,080,021	34,195,123	(8,770,077)	(816,938)	20,066,716	103,754,845	1,087,463	1,110,267	—
iShares MSCI EAFE Value ETF	63,355,958	15,587,533	(25,585,146)	(1,675,031)	19,845,628	71,528,942	1,461,564	2,868,452	—
iShares MSCI Emerging Markets Min Vol Factor ETF(a)	46,667,310	6,797,015	(57,167,195)	(2,221,865)	5,924,735	—	—	773,554	—
iShares MSCI U.S.A. Min Vol Factor ETF	21,564,860	8,196,220	(978,475)	(67,948)	2,813,379	31,528,036	424,163	364,411	—
iShares MSCI U.S.A. Momentum Factor ETF(a)	—	24,275,612	(23,444,339)	(831,273)	—	—	—	144,701	—
iShares MSCI U.S.A. Quality Factor ETF	—	108,727,111	(975,051)	25,486	14,173,931	121,951,477	904,215	667,480	—
iShares TIPS Bond ETF(a)	36,350,053	115,121	(36,496,619)	(4,932,015)	4,963,460	—	—	—	—
iShares U.S. Infrastructure ETF	11,301,925	699,716	(433,097)	(3,428)	2,413,761	13,978,877	357,699	200,308	—
iShares U.S. Technology ETF	—	39,600,449	(1,191,232)	9,253	15,614,582	54,033,052	496,308	141,425	—

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock 60/40 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/23	Shares/ Investment Value Held at 06/30/23	Income (Expense)	Capital Gain Distributions from Underlying Funds
Master Total Return Portfolio	$ 204,316,835	$ 9,389,369(b)(c)	$ —	$ (9,384,133)	$ 13,588,231	$ 217,910,302	$217,910,302	$ 6,928,221	$ —
SL Liquidity Series, LLC, Money Market Series	—	39,851,304(b)	—	(16,655)	(3,288)	39,831,361	39,831,361	51,643(d)	—
				$ 30,857,732	$ 133,558,979	$ 1,413,451,021		$ 27,598,246	$ 1,686,822
(a)	As of period end, the entity is no longer held.
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Schedule of Investments (unaudited)  (continued)
June 30, 2023
BlackRock 60/40 Target Allocation Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 1,153,454,337	$ —	$ —	$ 1,153,454,337
Short-Term Securities
Money Market Funds	2,255,021	—	—	2,255,021
	$ 1,155,709,358	$ —	$ —	1,155,709,358
Investments valued at NAV(a)				257,741,663
				$ 1,413,451,021
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s